Equity Method Investment - Schedule of Financial Information of Investment under the Equity Method (Details) - 12 months ended Dec. 31, 2024 - Taction Co., LTD [Member]	USD ($)	KRW (₩)
Schedule of Financial Information of Investment under the Equity Method [Line Items]
Assets	$ 97,936
Liabilities	32,785
Revenue
Net loss (in Won) | ₩		₩ (74,740)